UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Citizens & Northern Corporation
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Address:    90 - 92 Main Street
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            Wellsboro, PA  16901
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Form 13F File Number:   28-14195
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark A. Hughes
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Title:      Treasurer and Chief Financial Officer
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Phone:      570-724-3411
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Signature, Place, and Date of Signing:

       /s/ Mark A. Hughes               Wellsboro, PA            2/14/13
   ---------------------------   --------------------------   --------------
           [Signature]                  [City, State]             [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
                                            ------------------------------
Form 13F Information Table Entry Total:     78
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Form 13F Information Table Value Total:     $ 103,588
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number     Name

  1     28-14473                      Citizens & Northern Bank
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

                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS    CUSIP     (x$1,000)  PRN AMT  PRN CALL DISCRETION MANAGER   SOLE    SHARED  NONE
3M Company                         COM              88579Y101  $  217     2339.000 SH        DEFINED    1        2339.000
Abbott Labs                        COM              002824100  $1,542    23537.000 SH        DEFINED    1       23537.000
Accenture PLC                      SHS CLASS A      G1151C101  $1,636    24604.000 SH        DEFINED    1       24604.000
Altria Group Inc                   COM              02209S103  $  237     7530.000 SH        DEFINED    1        7530.000
Analog Devices Inc                 COM              032654105  $1,309    31129.000 SH        DEFINED    1       31129.000
AT&T Inc                           COM              00206R102  $1,269    37648.000 SH        DEFINED    1       37648.000
Automatic Data Processing          COM              053015103  $1,586    27853.000 SH        DEFINED    1       27853.000
Baker Hughes Inc                   COM              057224107  $1,279    31310.000 SH        DEFINED    1       31310.000
Bard C R Inc                       COM              067383109  $  219     2238.000 SH        DEFINED    1        2238.000
Baxter Intl Inc                    COM              071813109  $1,285    19283.000 SH        DEFINED    1       19283.000
Blackrock, Inc.                    COM              09247X101  $1,370     6629.000 SH        DEFINED    1        6629.000
Cardinal Health Inc                COM              14149Y108  $1,081    26256.000 SH        DEFINED    1       26256.000
CH Robinson Worldwide              COM NEW          12541W209  $1,166    18445.000 SH        DEFINED    1       18445.000
Charles Schwab Corp                COM              808513105  $1,376    95817.000 SH        DEFINED    1       95817.000
Chemung Financial Corp             COM              164024101  $  250     8352.000 SH        DEFINED    1        8352.000
Chevron Corp                       COM              166764100  $1,145    10588.000 SH        DEFINED    1       10588.000
Cisco Systems Inc                  COM              17275R102  $1,565    79632.000 SH        DEFINED    1       79632.000
Citizens & Northern Corp           COM              172922106  $4,063   214952.014 SH        DEFINED    1      214952.014
CME Group Inc                      COM              12572Q105  $1,198    23635.000 SH        DEFINED    1       23635.000
Colgate Palmolive Co               COM              194162103  $1,364    13048.000 SH        DEFINED    1       13048.000
Corning Inc                        COM              219350105  $  302    23915.000 SH        DEFINED    1       23915.000
Covidien PLC Common Shares         SHS              G2554F113  $1,036    17945.000 SH        DEFINED    1       17945.000
Danaher Corp                       COM              235851102  $1,313    23488.000 SH        DEFINED    1       23488.000
Darden Restaurants Inc             COM              237194105  $1,196    26544.000 SH        DEFINED    1       26544.000
Disney Walt Co                     COM DISNEY       254687106  $  214     4300.000 SH        DEFINED    1        4300.000
Eaton Vance                        COM NON VTG      278265103  $  521    16346.000 SH        DEFINED    1       16346.000
Ecolab Inc.                        COM              278865100  $1,394    19383.000 SH        DEFINED    1       19383.000
Expeditors Intl Wash Inc           COM              302130109  $1,176    29741.000 SH        DEFINED    1       29741.000
Exxon Mobil Corp                   COM              30231G102  $2,051    23697.000 SH        DEFINED    1       23697.000
Fifth Third Bancorp                COM              316773100  $  439    28880.000 SH        DEFINED    1       28880.000
FNB Corporation                    COM              302520101  $1,396   131473.000 SH        DEFINED    1      131473.000
Franklin Resources Inc             COM              354613101  $1,368    10883.000 SH        DEFINED    1       10883.000
General Dynamics Corp              COM              369550108  $1,147    16557.000 SH        DEFINED    1       16557.000
General Elec Co                    COM              369604103  $  537    25569.000 SH        DEFINED    1       25569.000
Home Depot Inc                     COM              437076102  $  247     4000.000 SH        DEFINED    1        4000.000
Intel Corp                         COM              458140100  $1,257    60970.000 SH        DEFINED    1       60970.000
International Business Machines    COM              459200101  $1,973    10302.000 SH        DEFINED    1       10302.000
iShares Core S&P 500 ETF           CORE S&P500 ETF  464287200  $  653     4562.000 SH        DEFINED    1        4562.000
iShares S&P MidCap 400 Index Fd    CORE S&P MCP ETF 464287507  17,677   173812.000 SH        DEFINED    1      173812.000
Johnson & Johnson                  COM              478160104  $1,667    23782.000 SH        DEFINED    1       23782.000
Linear Tech Corp                   COM              535678106  $  249     7268.000 SH        DEFINED    1        7268.000
M & T Bank Corp                    COM              55261F104  $  335     3405.000 SH        DEFINED    1        3405.000
McDonalds Corp                     COM              580135101  $1,292    14645.000 SH        DEFINED    1       14645.000
Microchip Technology Inc           COM              595017104  $1,455    44656.000 SH        DEFINED    1       44656.000
Microsoft Corp                     COM              594918104  $1,567    58652.000 SH        DEFINED    1       58652.000
National Fuel Gas Co N J           COM              636180101  $  303     5984.000 SH        DEFINED    1        5984.000
Nike, Inc. Class B                 CL B             654106103  $1,466    28412.000 SH        DEFINED    1       28412.000
Noble Energy Inc                   COM              655044105  $1,192    11712.000 SH        DEFINED    1       11712.000
NORWOOD FINANCIAL CORP             COM              669549107  $  383    12881.000 SH        SOLE               12881.000
Oracle Corp                        COM              68389X105  $1,659    49799.000 SH        DEFINED    1       49799.000
Pepsico Inc                        COM              713448108  $1,563    22838.000 SH        DEFINED    1       22838.000
Pfizer Inc                         COM              717081103  $  336    13398.000 SH        DEFINED    1       13398.000
Phillip Morris International Inc   COM              718172109  $  510     6100.000 SH        DEFINED    1        6100.000
Praxair Inc                        COM              74005P104  $1,235    11288.000 SH        DEFINED    1       11288.000
Procter & Gamble Co                COM              742718109  $1,850    27248.000 SH        DEFINED    1       27248.000
Qualcomm Inc                       COM              747525103  $1,522    24597.000 SH        DEFINED    1       24597.000
Schlumberger Ltd                   COM              806857108  $1,342    19370.000 SH        DEFINED    1       19370.000
SEI Investment Company             COM              784117103  $1,481    63461.000 SH        DEFINED    1       63461.000
SPDR Gold Trust                    GOLD SHS         78463V107  $  233     1438.000 SH        DEFINED    1        1438.000
Staples Inc                        COM              855030102  $  198    17406.000 SH        DEFINED    1       17406.000
Suncor Energy Inc New Common       COM              867224107  $1,253    37978.000 SH        DEFINED    1       37978.000
SYSCO Corp                         COM              871829107  $1,289    40716.000 SH        DEFINED    1       40716.000
T. Rowe Price Group, Inc.          COM              74144T108  $1,399    21481.000 SH        DEFINED    1       21481.000
Talisman Energy Inc                COM              87425E103  $1,209   106735.000 SH        DEFINED    1      106735.000
Target Corp                        COM              87612E106  $1,410    23822.000 SH        DEFINED    1       23822.000
Teva Pharmaceutical Inds Ltd Adr   ADR              881624209  $  989    26494.000 SH        DEFINED    1       26494.000
Tjx Companies (New)                COM              872540109  $1,494    35205.000 SH        DEFINED    1       35205.000
United Parcel Service Inc. Class B CL B             911312106  $1,215    16484.000 SH        DEFINED    1       16484.000
Utilities Select Sector SPDR       SBI INT-UTILS    81369Y886  $1,710    48965.000 SH        DEFINED    1       48965.000
Vanguard FTSE Emerging Markets ETF MSCI EMR MKT ETF 922042858  $  825    18528.000 SH        DEFINED    1       18528.000
Verizon Communications             COM              92343V104  $1,257    29039.000 SH        DEFINED    1       29039.000
W W Grainger Inc                   COM              384802104  $1,266     6256.000 SH        DEFINED    1        6256.000
Walgreen Co                        COM              931422109  $1,421    38406.000 SH        DEFINED    1       38406.000
Wal-Mart Stores Inc                COM              931142103  $1,332    19515.000 SH        DEFINED    1       19515.000
Wells Fargo & Co New               COM              949746101  $1,485    43455.000 SH        DEFINED    1       43455.000
Williams Cos Inc                   COM              969457100  $  204     6238.000 SH        DEFINED    1        6238.000
YUM Brands Inc                     COM              988498101  $  937    14112.000 SH        DEFINED    1       14112.000